Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Prepaid expenses	$ 1,331,280	$ 2,700,000	$ 3,162,940
Prepaid manufacturing costs	1,368,720	6,134,895
In-process research and development amount	73,400,000
In-process research and development initial payments	40,000,000
License payable	$ 22,650,000	$ 28,400,000	$ 18,250,000
Amortized straight-line basis period	12 years
Number of operating segments	1
Number of reportable segments	1
Chief operating decision maker	Chief Executive Officer
CODM of segment description	The CODM evaluates the performance of the operating segment and allocates resources based on amounts as reported on the consolidated statements of operations and cash flows. Segment expenses are presented on the Company’s consolidated statements of operations.
DRL [Member]
Summary of Significant Accounting Policies [Line Items]
Milestone payments	$ 27,500,000
Eisai [Member]
Summary of Significant Accounting Policies [Line Items]
Milestone payments	$ 5,900,000